STOCKHOLDERS' EQUITY - DOLLAR THRIFTY (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
STOCKHOLDERS' EQUITY
Schedule of components of accumulated other comprehensive income (loss)
Changes in the accumulated other comprehensive loss balance by component (net of tax) were as follows (in millions of dollars):

	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses on Terminated Net Investment Hedges	Unrealized Gains on Available for Sale Securities	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2013	$(109.8)	$102.7	$(19.4)	$—	$(0.4)	$(26.9)
Other comprehensive income (loss) before reclassification	0.3	(55.5)	—	2.1	0.1	(53.0)

Amounts reclassified from accumulated other comprehensive income	5.1	1.5	—	—	—	6.6

Net current period other comprehensive income (loss)	5.4	(54.0)	—	2.1	0.1	(46.4)
Balance at June 30, 2013	$(104.4)	$48.7	$(19.4)	$2.1	$(0.3)	$(73.3)

	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses on Terminated Net Investment Hedges	Unrealized Gains on Available for Sale Securities	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2012	$(99.6)	$91.3	$(19.4)	$0.3	$(1.0)	$(28.4)
Other comprehensive income (loss) before reclassification	—	(16.5)	—	3.1	0.1	(13.3)

Amounts reclassified from accumulated other comprehensive income	3.7	—	—	—	—	3.7

Net current period Other comprehensive income (loss)	3.7	(16.5)	—	3.1	0.1	(9.6)
Balance at June 30, 2012	$(95.9)	$74.8	$(19.4)	$3.4	$(0.9)	$(38.0)

	Interest Rate Swap	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
	(In Thousands)
Balance, January 1, 2012	$(8,488)	$871	$(7,617)
Interest rate swap, net of tax	8,488	—	8,488
Foreign currency translation adjustment	—	5,491	5,491

Balance, September 30, 2012	$—	$6,362	$6,362

	Interest Rate SWAP	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
	(In Thousands)
Balance, January 1, 2009	$(32,952)	$3,564	$(29,388)
Interest rate swap and cap adjustment, net of tax	8,662	—	8,662
Foreign currency translation adjustment	—	2,352	2,352

Balance, December 31, 2009	(24,290)	5,916	(18,374)
Interest rate swap and cap adjustment, net of tax	5,543	—	5,543
Foreign currency translation adjustment	—	502	502

Balance, December 31, 2010	(18,747)	6,418	(12,329)
Interest rate swap and cap adjustment, net of tax	10,259	—	10,259
Foreign currency translation adjustment	—	(5,547)	(5,547)

Balance, December 31, 2011	$(8,488)	$871	$(7,617)